Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments
Table 4.1 provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. Substantially all of the interest-earning deposits at December 31, 2017 and 2016 were held at Federal Reserve Banks.

Table 4.1: Fed Funds Sold and Other Short-Term Investments

(in millions)	Dec 31, 2017	Dec 31, 2016
Federal funds sold and securities purchased under resale agreements	$78,999	58,215
Interest-earning deposits	192,580	200,671
Other short-term investments	1,026	7,152
Total	$272,605	266,038